Transfers that do not qualify for derecognition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Bonds sold under repurchase agreements
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 7,555,719	₩ 9,595,340
Associated financial liabilities	7,167,364	9,057,138
Financial assets at fair value through profit or loss
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets		7,688,025
Available-for-sale financial assets
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets		1,240,063
Held-to-maturity financial assets
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets		615,352
Loans
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets		51,900
Securities at FVTPL
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	6,711,060
Securities at fair value through other comprehensive income
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	688,593
Securities at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	156,066
Securities loaned
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	1,632,241	850,188
Government
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	1,216,381	495,737
Financial institutions
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	409,831	319,581
Equity securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 6,029	₩ 34,870